Risk Management - Schedule of Expected Credit Losses on Financial Assets Recognized in Profit or Loss (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Schedule of Expected Credit Losses on Financial Assets Recognized in Profit or Loss [Abstract]
Expected credit loss provision on trade receivables arising from contracts with customers	R 124,532	R 114,555	R 109,422